Bank Loans	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Bank Loans

12. Bank Loans

As of September 30, 2025 and 2024, bank loans consisted of the following:

Date of banking		Nature of	Amount of		As of September 30,
facility	Provider	banking facility	banking facility		2025	2024
March 30, 2020	Bank of China (Hong Kong) Limited (“BOCHK”)	Revolving bank overdraft	HK$	2,000,000	$222,979	$-
April 27, 2020	BOCHK	Non-revolving term loan under SME Financing Guarantee Scheme (“SME Term Loan”)	HK$	3,550,000	219,966	262,932
October 10, 2020	BOCHK	SME Term Loan	HK$	1,450,000	108,953	126,660
June 28, 2021	BOCHK	SME Term Loan	HK$	1,000,000	82,368	93,614
					634,266	483,206
Less: non-current portion					(351,080)	(411,901)
Amounts classified as current liabilities					$283,186	$71,305

These bank loans were primarily obtained for general working capital.

Bank overdraft

QBS System obtained a revolving facility on bank overdraft from BOCHK under the SME Financing Guarantee Scheme, introduced by the Hong Kong Government, totaling HK$2,000,000 (approximately $257,040) on March 30, 2020. Under the SME Financing Guarantee Scheme, this bank overdraft facility is guaranteed by HKMC Insurance Limited, a wholly-owned subsidiary of the Hong Kong Government, up to 80% of the loan principal. This bank overdraft facility is also guaranteed in full personally by Mr. Kwan Ping Yuen, a senior management personnel of QBS System, along with Mr. Wong Chi Fung, the former sole director of QBS System. The facility is a revolving credit arrangement, which does not prescribe a fixed repayment date. The interest rate applied to the bank overdraft is Hong Kong Dollar Prime Rate plus 1% per annum.

As at September 30, 2025 and 2024, the outstanding bank loan balances under this facility were $222,979 and nil, respectively.

SME Term Loans

Between April 2020 and June 2021, QBS System secured SME Term Loan facilities from BOCHK under the SME Financing Guarantee Scheme, introduced by the Hong Kong Government. Under the SME Financing Guarantee Scheme, SME Term Loan facilities receive 100% guarantee from HKMC Insurance Limited. SME Term Loans were also personally guaranteed in full by Mr. Kwan Ping Yuen, a senior management personnel of QBS System, and Mr. Wong Chi Fung, the former sole director of QBS System. The repayment obligations are determined by schedules outlined in the banking facilities and revised repayment schedules, with final installments due in May 2028, December 2028, and August 2029. Further in December 2024, QBS System applied for partial principal repayment arrangement with BOCHK, extending the final installments due dates to March 2029, December 2029, and October 2030, with no changes to the terms. These SME Term Loans feature variable interest rates set at Hong Kong Dollar Prime Rate minus 2.5% per annum.

As of September 30, 2025 and 2024, the outstanding balances under these SME Term Loan facilities were $411,287 and $483,206, respectively.

No significant covenants are noted under these banking facilities.

The effective annual interest rates of the bank loans for the years ended September 30, 2025, 2024 and 2023 were 4.2%, 3.6% and 3.6%, respectively. Interest expenses incurred from these bank loans amounted to $20,168, $19,628 and $21,299 for the years ended September 30, 2025, 2024 and 2023, respectively.

MEGA FORTUNE COMPANY LIMITED

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024

12. Bank Loans (Continued)

The table below summarizes the remaining contractual maturities of the bank loans as of September 30, 2025, including the bank overdraft, for which no fixed repayment date has been established. The loans are categorized by the years in which repayments are due:

During the year ended September 30,
2026	$294,279
2027	119,042
2028	128,419
2029	90,107
2030	28,345
2031	1,554
Total repayments of bank loans	661,746
Less: imputed interest	(27,480)
Balance recognized on the balance sheet as of September 30, 2025	$634,266

As of the date of this report, a total of $19,062   of the bank loans as of September 30, 2025 has been repaid.